Shareholder Report, Average Annual Return (Details) 194915_Aristotle Portfolio Optimization Moderate Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	10.80%	3.70%	6.31%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	11.80%	3.70%	6.31%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	12.06%	14.16%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Aristotle Portfolio Optimization Moderate Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Moderate Composite Benchmark
Average Annual Return, Percent	12.92%	6.90%	8.45%